Cover	Sep. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This purpose of this amendment to the Registrant's Current Report on Form 8-K filed on September 11, 2023 is to solely report the effective date of reverse split. All other items remain unchanged from the original filing.
Document Period End Date	Sep. 08, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-56065
Entity Registrant Name	TWO HANDS CORPORATION
Entity Central Index Key	0001494413
Entity Tax Identification Number	42-1770123
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	373 Joicey Blvd.,
Entity Address, City or Town	North York
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5M 2W2
City Area Code	(416)
Local Phone Number	357-0399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false